Fair Value Measurements (Tables)	7 Months Ended
Dec. 31, 2020
Fair Value Measurements
Schedule of financial assets that are measured at fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities(1)	$345,087,325	$—	$—
Liabilities:
Derivative warrant liabilities (restated)	$24,725,000	$—	$15,960,669

(1)      Excludes $943 of cash balance held within the Trust Account.

Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates
	At issuance	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.81	$10.54
Volatility for public warrants	22.50%	N/A %
Volatility for private warrants	27.70%	30.30%
Term	5.50	5.50
Risk-free rate	0.32%	0.43%
Dividend yield	—%	—%

Schedule of changes in the fair value of derivative warrant liabilities
Level 3 Derivative warrant liabilities at June 18, 2020 (inception)	$—
Issuance of Public and Private Warrants	26,857,668
Change in fair value of derivative warrant liabilities	13,828,001
Transfer of public warrant liability to Level 1	(24,725,000)
Level 3 Derivative warrant liabilities at December 31, 2020	$15,960,669